Basic and Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Earnings (Loss) per Share Basic and Diluted Basis
Earnings (loss) per share (“EPS”), calculated on a basic and diluted basis as follows:

	2020			2019
	Weighted average shares outstanding	Net income (loss)	Earnings per share	Weighted average shares outstanding	Net income (loss)	Earnings per share
Basic EPS	212,487,729	$20,720	$0.10	112,001,484	$(20,324)	$(0.16)
Dilutive share options	2,015,014	-	-	-	-	-
Dilutive RSUs	741,588	-	-	-	-	-
Dilutive warrants	3,167,640	(1,076)	-	-	-	-
Diluted EPS	218,411,971	$19,644	$0.09	112,001,484	$(20,324)	$(0.16)
For the year ended December 31, 2020, 16.0 million warrants, 0.2 million options and 41.0 million shares issuable for convertible notes (2019 – 24.1 million warrants, 0.4 million options, 20.0 million shares issuable for convertible notes) were
a
nti-dilutive.